Segment and Geographical Information - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of major customers [line items]
Revenues	$ 437,885	$ 287,643
Revenue percentage	100.00%	100.00%
Revenues | One customer
Disclosure of major customers [line items]
Revenues	$ 63,391	$ 30,297
Revenue percentage	10.00%	10.00%
Accounts receivable and other receivables | One customer
Disclosure of major customers [line items]
Revenues	$ 19,771	$ 11,011
Revenue percentage	19.60%	15.90%